Stockholders' equity (Details 2) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended																			12 Months Ended
	Feb. 28, 2015 CHF	Dec. 31, 2014 CHF	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2014 Minimum CHF	Dec. 31, 2014 Maximum CHF	Dec. 31, 2014 ABB Ltd (unconsolidated) USD ($)	Dec. 31, 2014 ABB Ltd (unconsolidated) CHF	Dec. 31, 2014 Options under 2009 launch of the MIP CHF	Dec. 31, 2014 Options under 2009 launch of the MIP Maximum	Dec. 31, 2014 Options under 2010 launch of the MIP CHF	Dec. 31, 2014 Options under 2010 launch of the MIP Maximum	Dec. 31, 2014 Options under 2011 launch of the MIP CHF	Dec. 31, 2014 Options under 2011 launch of the MIP Maximum	Dec. 31, 2014 Options under 2012 launch of the MIP CHF	Dec. 31, 2014 Options under 2012 launch of the MIP Maximum	Dec. 31, 2014 Options under 2013 launch of the MIP CHF	Dec. 31, 2014 Options under 2013 launch of the MIP Maximum	Dec. 31, 2014 Options under 2014 launch of MIP CHF	Dec. 31, 2014 Options under 2014 launch of MIP Maximum	Dec. 31, 2014 ESAP	Dec. 31, 2013 ESAP	Dec. 31, 2012 ESAP	Dec. 31, 2014 ESAP Maximum	Dec. 31, 2014 Other share-based payment arrangements Maximum	Dec. 31, 2014 2014, 2013 and 2012 launches of the LTIP
Details of Stockholder's equity
Shares issued relating to call options (in shares)		1.3	2.7
Call options exercised				0
Call options held by bank (in shares)		9.1
Call options held by the bank, weighted-average strike price (in Swiss francs per share)		19.34
Call options held by the bank, exercisable, weighted-average strike price (in Swiss francs per share)		19.72
Call options held by the bank, strike price (in Swiss francs per share)					15.75	21.50
Call options held by bank, exercisable (in shares)		0.5
Call options held by the bank, exercisable, strike price (in Swiss francs per share)					15.75	21.50
Outstanding obligation of options granted (in shares)										4.5		7.3		8.6		15.1		17.0		15.9				3.9
Outstanding obligation of options and shares granted (in shares)																									1.1
Outstanding obligation of shares granted (in shares)																										1.7
Shares issued from treasury stock (in shares)																					0.6	3.7	2.3
Strike price of options granted (in Swiss francs per share)									19.00		22.50		25.50		16.09		21.50		21.00
Total statutory stockholders' equity							$ 9,752	9,651
Share capital of ABB Ltd, Zurich							2,409	2,384
Reserves of ABB Ltd, Zurich							8,535	8,446
Restricted legal reserves for own shares of ABB Ltd, Zurich							1,192	1,179
Share capital restricted and not available for distribution							$ 482	477
Percentage of share capital restricted							20.00%	20.00%
Proposed distribution (in Swiss francs per share)	0.72
Distribution by way of a nominal value reduction (in Swiss francs per share)	0.17
Dividend proposed to be paid out of capital contribution reserves of Abb Ltd (in Swiss francs per share)	0.55
Nominal value of ABB Ltd share before nominal value reduction (in Swiss francs per share)	1.03
Nominal value of ABB Ltd share after nominal value reduction (in Swiss francs per share)	0.86